Inventory - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Classes of current inventories [abstract]
Inventories recognized as an expense	$ 0.6	$ 1.7	$ 0.7